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                                   SUPPLEMENT
                           DATED SEPTEMBER 30, 2004 TO
                HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IA SHARES
                               DATED MAY 3, 2004

                                   SUPPLEMENT
                           DATED SEPTEMBER 30, 2004 TO
                HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IB SHARES
                               DATED MAY 3, 2004


         On page 63 of the Prospectus for Class IA shares and the Prospectus for Class IB shares, under the heading "Hartford International Small Company HLS Fund; Principal Investment Strategy", the first sentence shall be revised to read as follows:

                  Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, with market capitalizations of under $5 billion.